UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hound Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, New York 10178

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan Auerbach
Title:   Managing Member
Phone:   212-984-2500

Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach          New York, New York      November 15, 2010
-------------------------     ---------------------    ------------------
[Signature]                     [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $381,107
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.    028-13192                     Hound Partners, LP

2.    028-13191                     Hound Partners Offshore Fund, LP

                                            FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6        COL 7         COLUMN 8

                                                       VALUE     SHS OR    SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION      MGRS   SOLE      SHARED   NONE

CARTER INC                 COM              146229109   9,585      364,037 SH         SHARED-DEFINED  1,2      364,037
CLEARWIRE CORP NEW         CL A             18538Q105   2,297      283,890 SH         SHARED-DEFINED  1,2      283,890
COMPASS MINERALS INTL INC  COM              20451N101  27,208      355,100 SH         SHARED-DEFINED  1,2      355,100
COVANTA HLDG CORP          COM              22282E102  11,565      734,305 SH         SHARED-DEFINED  1,2      734,305
DIRECTV                    COM CL A         25490A101  23,974      575,876 SH         SHARED-DEFINED  1,2      575,876
ECHOSTAR CORP              CL A             278768106  13,333      698,769 SH         SHARED-DEFINED  1,2      698,769
GRACE W R & CO DEL NEW     COM              38388F108  42,152    1,508,651 SH         SHARED-DEFINED  1,2    1,508,651
ENSCO PLC                  SPONSORED ADR    29358Q109  35,211      787,198 SH         SHARED-DEFINED  1,2      787,198
GOOGLE INC                 CL A             38259P508  32,582       61,968 SH         SHARED-DEFINED  1,2       61,968
HECKMANN CORP              *W EXP 11/09/201 422680116     231    1,218,249 SH         SHARED-DEFINED  1,2    1,218,249
HECKMANN CORP              COM              422680108  10,018    2,568,828 SH         SHARED-DEFINED  1,2    2,568,828
LIBERTY MEDIA CORP NEW     INT COM SER A    53071M104  24,846    1,812,248 SH         SHARED-DEFINED  1,2    1,812,248
LIBERTY MEDIA CORP NEW     LIB STAR COM A   53071M708  28,999      446,620 SH         SHARED-DEFINED  1,2      446,620
SPDR GOLD TRUST            GOLD SHS         78463V107   5,082       39,728 SH         SHARED-DEFINED  1,2       39,728
MICROSOFT CORP             COM              594918104   8,204      335,000 SH         SHARED-DEFINED  1,2      335,000
MONSANTO CO NEW            COM              61166W101  23,534      491,015 SH         SHARED-DEFINED  1,2      491,015
PETROHAWK ENERGY CORP      COM              716495106  12,163      753,615 SH         SHARED-DEFINED  1,2      753,615
POWER ONE INC NEW          COM              73930R102   7,727      850,000 SH         SHARED-DEFINED  1,2      850,000
RUBICON TECHNOLOGY INC     COM              78112T107   3,012      132,762 SH         SHARED-DEFINED  1,2      132,762
THERAVANCE INC             COM              88338T104  22,185    1,103,753 SH         SHARED-DEFINED  1,2    1,103,753
TRANSDIGM GROUP INC        COM              893641100  37,199      599,506 SH         SHARED-DEFINED  1,2      599,506




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